Label	Element	Value
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 3.88%, 06/04/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.50%
ClearShares Ultra-Short Maturity ETF | Cantor Fitzgerald & Co., 3.88%, 06/04/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	42.50%
ClearShares Ultra-Short Maturity ETF | Marex Capital Markets Inc., 3.68%, 06/01/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
ClearShares Ultra-Short Maturity ETF | Buckler Securities LLC, 3.68%, 06/01/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
ClearShares Ultra-Short Maturity ETF | StoneX Financial, LLC, 3.68%, 06/01/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
ClearShares Ultra-Short Maturity ETF | Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
ClearShares Ultra-Short Maturity ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%